Stock-based Activity (Detail 5) - shares	Jun. 30, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	37,621,571	3,160,580
Stock Incentive Plans [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan		326,431
Stock Options Outstanding [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan		242,893
Redeemable Convertible Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan		2,591,256